Consolidated Statements of Shareholders' Equity - CNY (¥) ¥ in Thousands	Total	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated deficits	Accumulated deficits Cumulative effect of initially	Accumulated other comprehensive income/(loss)	Noncontrolling interests	Noncontrolling interests Cumulative effect of initially
Balance at Dec. 31, 2019	¥ 3,545,015	¥ 17,499	¥ 22,053	¥ 1,611,484	¥ 88,583	¥ 186,324		¥ 1,405,808	¥ 213,264
Balance (in shares) at Dec. 31, 2019		264,998,965	317,325,360
Accounting Standards Update [Extensible List]	ASU 2016-13
Share-based compensation	¥ 9,383			9,096					287
Appropriation to statutory reserves					3,434	(3,434)
Fair value changes of available-for-sale debt investments, net of tax	(887,248)							(887,248)
Reclassification adjustment for disposal of available-for-sale debt investments, net of tax	(491,197)							(491,197)
Foreign currency translation adjustment	(55,577)							(55,577)
Capital contribution received from noncontrolling shareholders	1,600								1,600
Disposal of a subsidiary	(169,339)								(169,339)
Dividends declared and paid	(653,943)					(653,501)			(442)
Net income/(loss)	365,279					380,369			(15,090)
Balance at Dec. 31, 2020	1,663,973	¥ 17,499	¥ 22,053	1,620,580	92,017	(88,191)	¥ 2,051	(28,214)	28,229	¥ (2,051)
Balance (in shares) at Dec. 31, 2020		264,998,965	317,325,360
Share-based compensation	9,582			8,434					1,148
Appropriation to statutory reserves					6,465	(6,465)
Fair value changes of available-for-sale debt investments, net of tax	(6,611)							(6,611)
Foreign currency translation adjustment	(4,483)							(4,483)
Dividends declared and paid	(240)								(240)
Net income/(loss)	(273,066)					(205,701)			(67,365)
Balance at Dec. 31, 2021	1,389,155	¥ 17,499	¥ 22,053	1,629,014	98,482	(300,357)		(39,308)	(38,228)
Balance (in shares) at Dec. 31, 2021		264,998,965	317,325,360
Share-based compensation	7,881			7,808					73
Appropriation to statutory reserves					1,065	(1,065)
Fair value changes of available-for-sale debt investments, net of tax	(24,010)							(24,010)
Foreign currency translation adjustment	17,916							17,916
Net income/(loss)	(125,719)					(109,652)			(16,067)
Balance at Dec. 31, 2022	¥ 1,265,223	¥ 17,499	¥ 22,053	¥ 1,636,822	¥ 99,547	¥ (411,074)		¥ (45,402)	¥ (54,222)
Balance (in shares) at Dec. 31, 2022		264,998,965	317,325,360